DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION (Details)											3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 06, 2023 USD ($) item	May 17, 2023	May 11, 2023 USD ($) shares	Nov. 19, 2021 USD ($) $ / shares shares	Nov. 17, 2021 USD ($) shares	Nov. 16, 2021 USD ($) shares	Mar. 30, 2021 USD ($) $ / shares shares	Mar. 29, 2021 shares	Mar. 24, 2021 item	Mar. 20, 2021 USD ($) shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Condition for future business combination number of businesses minimum | item									1
Proceeds from Issuance Initial Public Offering													$ 276,000,000
Investments held in Trust				$ 281,500,000							$ 106,861,019	$ 106,861,019	281,523,211	$ 284,840,707
Deferred underwriting commissions													$ 9,660,000	$ 9,660,000
Condition for future business combination use of proceeds percentage				80.00%										80.00%
Condition for future business combination threshold Percentage Ownership				50.00%										50.00%
Redemption limit percentage without prior consent				15										15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%										100.00%
Total months to complete acquisition including extension														21 months
Additional months available to complete acquisition		3 months		4 months							2 months			3 months
Redemption period upon closure				10 days										10 days
Maximum allowed dissolution expenses				$ 100,000										$ 100,000
Period of each extension for completion of business combination	1 month
Deposits into the trust account	$ 200,000
Value of shares redeemed for cash			$ 186,932,568									$ 186,932,568
Minimum
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Total months to complete acquisition including extension				24 months
Maximum
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Total months to complete acquisition including extension				25 months
Number of extension for completion of business combination | item	3
Period for completion of business combination	28 months
Class F common stock
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Number of shares issued | shares								8,625,000
Common shares, par value (in dollars per share) | $ / shares											$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class A common stock subject to redemption
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Number of shares exercised for cash | shares			17,749,359
Class A common stock
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Common shares, par value (in dollars per share) | $ / shares											$ 0.0001	$ 0.0001		$ 0.0001
Initial Public Offering
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Value of shares issued													$ 276,000,000
Price per unit | $ / shares				$ 10.20
Proceeds from Issuance Initial Public Offering				$ 276,000,000.0
Number of warrants in a unit | shares				0.5
Offering costs incurred				$ 16,600,000
Deferred underwriting commissions				$ 9,700,000	$ 9,700,000									$ 9,700,000
Initial Public Offering | Class A common stock
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Number of shares issued | shares				27,600,000
Sale of Units, net of underwriting discounts (in shares) | shares				27,600,000
Price per unit | $ / shares				$ 10.00
Proceeds from Issuance Initial Public Offering				$ 276,000,000.0
Private Placement | Private Placement Warrants
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Sale of Private Placement Warrants (in shares) | shares				13,730,000
Price of warrant | $ / shares				$ 1.00
Proceeds from sale of Private Placement Warrants				$ 13,700,000
Over-allotment option
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Number of shares issued | shares					3,600,000
Over-allotment option | Class A common stock
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Number of shares issued | shares				3,600,000
Sale of Units, net of underwriting discounts (in shares) | shares				3,600,000
Sponsor
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Value of shares issued													25,000
Directors
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Value of shares issued													$ 700
Directors | Class F common stock
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Value of shares issued						$ 700
Number of shares issued | shares						175,000
Founder Shares | Class F common stock
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Value of shares issued							$ 25,000
Number of shares issued | shares							8,625,000
Common shares, par value (in dollars per share) | $ / shares							$ 0.0001
Founder Shares | Sponsor
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Value of shares issued										$ 25,000
Number of shares issued | shares										8,625,000
Founder Shares | Sponsor | Class F common stock
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Value of shares issued							$ 25,000
Number of shares issued | shares							8,625,000	8,625,000
Common shares, par value (in dollars per share) | $ / shares							$ 0.0001
Number of founder shares forfeited | shares						1,900,000
Value of shares surrendered						$ 0
Founder Shares | Directors
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Value of shares issued						$ 700
Number of shares issued | shares						175,000
Founder Shares | Directors | Class F common stock
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Value of shares issued						$ 700
Number of shares issued | shares						175,000